Inventory - Schedule of Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	May 26, 2022	Dec. 31, 2021
Inventory [Line Items]
Natural gas held in storage	$ 588	$ 72	$ 341
Natural gas liquids	197		175
Materials and supplies	76		70
Renewable energy credits and emission compliance instruments	127		82
Crude oil and condensate	152		109
Processed finished products	6		5
Inventory, Gross, Total	1,146		782
Inventory Adjustments	(86)		0
Total inventory	1,060		782
Inventory Write-down	5
Rate Regulated Utilities
Inventory [Line Items]
Natural gas held in storage	$ 520		$ 304